Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Prepayments	¥ 1,392,929	$ 218,581	¥ 2,515,711
Inventories	14,196	2,228	1,718,410
VAT recoverable	670,541	105,222	371,958
Interest receivables	364,594	57,213	309,027
Rental and other deposits	111,139	17,440	54,773
Others	871,288	136,724	189,652
Total	¥ 3,424,687	$ 537,408	¥ 5,159,531